Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of inventories
	2020	2019
	S/(000)	S/(000)
Goods and finished products	12,877	22,133
Work in progress	114,246	166,999
Raw materials	157,107	167,159
Packages and packing	3,614	3,721
Fuel	2,896	3,159
Spare parts and supplies	179,354	168,241
Inventory in transit	10,220	4,845
	480,314	536,257
Less - Provision for inventory obsolescence (b)	(19,704)	(17,253)
	460,610	519,004
(b)	Movement in the provision for inventory obsolescence value is set forth below:

Schedule of movement in provision for inventory obsolescence and net realizable value
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Opening balance	17,253	14,975	11,167
Additions	3,635	2,498	3,808
Recoveries	(1,184)	(220)	-
Final balance	19,704	17,253	14,975